Taxation - Additional Information (Details)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Tax Expense Benefits [Line Items]
Effective tax rate (percentage)	23.50%	27.20%
Forecast
Income Tax Expense Benefits [Line Items]
Effective tax rate (percentage)	25.70%	25.60%